UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02383

                        AllianceBernstein Bond Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2004

                    Date of reporting period: March 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.



[LOGO] AllianceBernstein(SM)
       Investment Research and Management


AllianceBernstein Bond Fund
U.S. Government Portfolio


---------------
U.S. Government
Fixed Income
---------------


-------------------------------------------------------------------------------
Semi-Annual Report--March 31, 2004
-------------------------------------------------------------------------------

    Investment Products Offered
==================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
==================================

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

May 24, 2004

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Bond Fund U.S. Government Portfolio (the "Portfolio") for the semi-annual reporting period ended March 31, 2004.


Investment Objective and Policies

This open-end fund seeks a high level of current income that is consistent with Alliance's determination of prudent investment risk. The Portfolio invests in U.S. government securities, repurchase agreements and forward contracts relating to U.S. government securities.


Investment Results

The following table shows the performance of the Portfolio for the six- and 12-month periods ended March 31, 2004. Also included in the table are returns for the Portfolio's benchmark, the Lehman Brothers (LB) Government Index, which represents the U.S. government bond market, and the Lipper General U.S. Government Funds Average (the "Lipper Average").


INVESTMENT RESULTS*
Periods Ended March 31, 2004

                                        Returns
                                   -------------------
                                   6 Months  12 Months
                                   --------  ---------
   AllianceBernstein Bond Fund
   U.S. Government Portfolio
     Class A                         2.62%      2.84%
   --------------------------------------------------
     Class B                         2.25%      2.10%
   --------------------------------------------------
     Class C                         2.25%      2.10%
   --------------------------------------------------
   Lehman Brothers
   Government
   Index                             2.49%      4.24%
   --------------------------------------------------
   Lipper General
   U.S. Government
   Funds Average                     2.11%      2.98%

* The Portfolio's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of March 31, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Portfolio have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Class R and Advisor Class shares will vary due to different expenses associated with these classes. Past performance is no guarantee of future results.

The unmanaged Lehman Brothers (LB) Government Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is composed of the LB Treasury Index and the LB Agency Index. For the six- and 12-month periods ended March 31, 2004, the Lipper General U.S. Government Funds Average consisted of 188 and 181 funds, respectively. Those funds have generally similar investment objectives to AllianceBernstein Bond Fund U.S. Government Portfolio, although some may have different investment policies and sales and management fees. An investor cannot invest directly in an index or average, and its results are not indicative of the performance for


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                      AllianceBernstein Bond Fund U.S. Government Portfolio o 1
any specific investment, including AllianceBernstein Bond Fund
U.S. Government Portfolio.

Additional investment results appear on pages 4-6.


The Portfolio's Class A shares outperformed its benchmark, the LB Government Index, as well as the Lipper Average, for the six-month reporting period ended March 31, 2004. During this time period, the yield curve slope flattened from historically steep levels as the 2-year U.S. Treasury rose 0.11% in yield, while the 10-year U.S. Treasury declined 0.10% in yield. This flattening was a drag on performance as the Portfolio's yield curve exposure was set for steepening. Overall duration management was beneficial to performance as the Portfolio was managed 0.35 years short to its benchmark during the last quarter of 2003, a period when interest rates rose by 0.35%, on average.

The Portfolio's overweighted position in non-Index sectors was the other significant contributor to its outperformance versus the benchmark. Mortgage product, in the form of pass-throughs and structured collateralized mortgage obligations (CMOs), were over-weighted in the Portfolio in lieu of U.S. Treasuries and Agencies. For the six-month period ended March 31, 2004, the LB Mortgage Index generated an excess return of 1.16% relative to comparable duration U.S. Treasuries.

Market Review and Investment Strategy

U.S. Treasury securities, which sold off in the fourth quarter of 2003 on positive economic data, rebounded strongly in the first quarter of 2004 as escalating geopolitical tensions and concerns about the sustainability of the U.S. economic recovery, due to a weak jobs market, began to surface. The Portfolio's effective duration, which was short relative to that of its benchmark, was removed in December 2003. The Portfolio was managed neutral to the benchmark's duration for the first quarter of 2004 to reflect uncertain market conditions.

As stated, the overweight to the mortgage sector was a positive contributor to portfolio performance. Mortgage valuations were at historically tight levels as we entered the last quarter of 2003. Despite this perceived richness, the lower volatility in the market caused hedging to be minimal. As prepayment expectations and effective durations of mortgage securities remained steady, investors were able to realize the significant yield and carry advantages of mortgages versus U.S. Treasuries. This environment was especially favorable to commercial banks as continued weakness in commercial and industrial (C&I) loan demand left banks with an appetite for high yielding mortgage assets. This led to even tighter valuations, and in anticipation of higher volatility and possible weakening, pass-throughs were swapped out of the portfolio for structured CMOs, which offered prepayment protection and less exposure to volatility and negative convexity.

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2 o AllianceBernstein Bond Fund U.S. Government Portfolio

-----------------
Portfolio Summary
-----------------


PORTFOLIO SUMMARY
March 31, 2004 (unaudited)


INCEPTION DATES
Class A Shares
12/1/85
Class B Shares
9/30/91
Class C Shares
5/3/93

PORTFOLIO STATISTICS
Net Assets ($mil): $1,361.6


SECURITY TYPE BREAKDOWN
o 55.5% U.S. Treasury Securities
o 13.8% Federal National Mortgage Association
o 11.9% Federal Home Loan Mortgage Corporation
o 11.9% Collateralized Mortgage Obligations/Asset Backed Securities
o  2.6% Government National Mortgage Association
o  1.9% Stripped Mortgage Backed Securities
o  0.8% Federal Agricultural Mortgage Corporation

o  1.6% Short-Term


All data as of March 31, 2004. The Portfolio's security type breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

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                      AllianceBernstein Bond Fund U.S. Government Portfolio o 3

------------------
Investment Results
------------------


INVESTMENT RESULTS


CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004
-------------------------------------------------------------------------------

                                 NAV Returns           SEC Returns
                    1 Year          2.84%                 -1.54%
                    5 Years         5.77%                  4.85%
                   10 Years         5.91%                  5.45%

                  SEC Yield*        4.98%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.


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4 o AllianceBernstein Bond Fund U.S. Government Portfolio

------------------
Investment Results
------------------


INVESTMENT RESULTS


CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004
-------------------------------------------------------------------------------

                                    NAV Returns             SEC Returns
                    1 Year             2.10%                 -0.85%
                    5 Years            4.99%                  4.99%
                   10 Years(a)         5.45%                  5.45%

                  SEC Yield*           4.47%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


(a) Assumes conversion of Class B shares into Class A shares after six years.

* SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.


-------------------------------------------------------------------------------
                      AllianceBernstein Bond Fund U.S. Government Portfolio o 5

------------------
Investment Results
------------------


INVESTMENT RESULTS


CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004
-------------------------------------------------------------------------------

                                    NAV Returns             SEC Returns
                    1 Year              2.10%                  1.12%
                    5 Years             5.01%                  5.01%
                   10 Years             5.15%                  5.15%

                  SEC Yield*            4.47%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.


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6 o AllianceBernstein Bond Fund U.S. Government Portfolio

------------------------
Portfolio of Investments
------------------------


PORTFOLIO OF INVESTMENTS
March 31, 2004 (unaudited)


                                                      Principal
                                                       Amount
                                                        (000)      U.S. $ Value
-------------------------------------------------------------------------------

U.S. GOVERNMENT & GOVERNMENT SPONSORED
   AGENCY OBLIGATIONS-109.0%

U.S. Treasury Notes-38.5%
   2.375%, 8/15/06(a) ..........................    $  151,000  $   153,271,040
   3.00%, 2/15/08-2/15/09 ......................        35,600       36,376,263
   3.125%, 9/15/08(a) ..........................        76,300       77,966,087
   3.25%, 1/15/09 ..............................        28,600       29,262,519
   3.375%, 11/15/08 ............................       106,250      109,512,300
   4.00%, 2/15/14 ..............................        26,820       27,180,407
   4.25%, 8/15/13 ..............................        86,800       89,973,669
                                                                ---------------
                                                                    523,542,285
                                                                ---------------
U.S. Treasury Bonds-33.1%
   5.375%, 2/15/31 .............................        33,000       35,980,329
   6.125%, 11/15/27 ............................        15,000       17,701,185
   6.25%, 8/15/23(a) ...........................        33,300       39,604,889
   6.375%, 8/15/27(a) ..........................        40,000       48,587,520
   7.125%, 2/15/23(a) ..........................        45,000       58,515,840
   7.25%, 5/15/16 ..............................        20,000       25,828,140
   7.50%, 11/15/16 .............................        95,000      125,273,840
   11.25%, 2/15/15 .............................        20,000       32,887,500
   12.50%, 8/15/14(a) ..........................        45,150       66,492,224
                                                                ---------------
                                                                    450,871,467
                                                                ---------------
Federal National Mortgage Association-17.7%
   zero coupon, 7/15/26 ........................        11,376        1,279,759
   zero coupon, 2/15/08 ........................        22,130       19,894,870
   2.90%, 10/25/32 .............................         9,881        9,986,035
   4.00%, 8/25/13 ..............................         7,347        7,564,369
   4.125%, 4/15/14 .............................        34,000       33,428,120
   5.00%, TBA ..................................        10,825       10,875,748
   5.00%, 4/25/13-10/25/15 .....................        20,434       10,608,421
   6.00%, 10/25/12-4/25/20 .....................        29,734       31,286,676
   6.50%, 9/25/42-1/25/44 ......................        12,108       12,984,014
   7.00%, 4/01/07-1/01/21 ......................        73,353       78,277,510
   7.50%, 12/01/09-4/01/17 .....................         9,449       10,096,101
   8.00%, 3/25/07 ..............................         2,438        2,568,197
   8.50%, 4/01/08 ..............................         2,025        2,089,894
   9.00%, 8/01/21 ..............................           597          642,297
   10.00%, 11/01/13-10/01/14 ...................         8,000        9,045,887
   11.00%, 7/01/16 .............................           768          868,256
                                                                ---------------
                                                                    241,496,154
                                                                ---------------
Federal Home Loan Mortgage Corp.-15.4%
   1.00%, 5/15/34 ..............................         9,640       10,016,538
   2.75%, 10/06/06 .............................        30,000       30,159,000
   4.05%, 6/21/05 ..............................        25,000       25,162,750
   4.50%, 9/15/13-4/15/35 ......................        44,043       44,818,891
   5.00%, 1/15/17-6/15/27 ......................        76,263       63,865,101
   5.50%, 6/15/29 ..............................         3,720        3,881,002


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                      AllianceBernstein Bond Fund U.S. Government Portfolio o 7

------------------------
Portfolio of Investments
------------------------


                                                      Principal
                                                       Amount
                                                        (000)      U.S. $ Value
-------------------------------------------------------------------------------

   6.00%, 9/15/16 ..............................      $ 11,946  $    12,470,035
   6.50%, 3/15/31 ..............................         3,559        3,778,648
   7.00%, 12/01/10 .............................         3,016        3,185,087
   7.50%, 6/15/17 ..............................         6,041        6,597,471
   8.00%, 9/01/11 ..............................         1,495        1,564,292
   12.00%, 8/01/15-7/01/20 .....................         3,299        3,746,515
                                                                ---------------
                                                                    209,245,330
                                                                ---------------
Government National Mortgage Association-3.4%
Single Family Homes
   5.00%, 2/20/30 ..............................        11,024       11,420,202
   6.00%, 6/20/20 ..............................         5,685        5,940,825
   7.50%, 12/15/14 .............................        15,584       16,789,865
   8.00%, 3/15/12 ..............................         7,427        7,961,741
   8.15%, 9/15/20 ..............................         1,082        1,161,557
   9.00%, 12/15/09-12/15/19 ....................         2,452        2,657,996
                                                                ---------------
                                                                     45,932,186
                                                                ---------------
Federal Agricultural Mortgage Association-0.9%
   6.725%, 7/25/13 .............................        11,774       12,561,911
                                                                ---------------

Total U.S. Government & Government
   Sponsored Agency Obligations
   (cost $1,440,707,384) .......................                  1,483,649,333
                                                                ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS-8.0%
Bank of America Alternative Loan Trust
   Series 2003-7 Cl.1A1
   5.50%, 9/25/33 ..............................        18,742       19,122,160
Citicorp Mortgage Securities, Inc.
   Series 1987-3 Cl.A1
   9.00%, 5/01/17 ..............................         1,560        1,560,270
Countrywide Alternative Loan Trust
   Series 2003-21T1c Cl.A1
   5.00%, 12/25/33 .............................        25,964       26,386,291
MLCC Mortgage Investors, Inc.
   Series 2003-F Cl.A1
   1.41%, 10/25/28 .............................        19,233       19,268,675
Structured Asset Securities Corp.
   Series 2003-20 Cl.1A1
   5.50%, 7/25/33 ..............................        17,547       17,887,331
   Series 2003-33H Cl.1A1
   5.50%, 10/25/33 .............................        12,506       12,693,555
   Series 2003-6A Cl.B3
   5.58%, 3/25/33 ..............................         3,492        3,579,956
   Series 2002-3 Cl.B3
   6.50%, 3/25/32 ..............................         3,474        3,551,974


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8 o AllianceBernstein Bond Fund U.S. Government Portfolio

------------------------
Portfolio of Investments
------------------------


                                                      Principal
                                                       Amount
                                                        (000)      U.S. $ Value
-------------------------------------------------------------------------------

Summit Mortgage Trust
   Series 2003-1 Cl.1A1
   6.91%, 4/28/35(b) ...........................      $  4,821  $     4,878,166
                                                                ---------------
Total Collateralized Mortgage Obligations
  (cost $108,732,605) ..........................                    108,928,378
                                                                ---------------
COMMERCIAL MORTGAGE BACKED SECURITIES-4.8%
Asset Securitization Corp.
   Series 1997-MD7 Cl.A1B
   7.41%, 1/13/30 ..............................        16,847       18,555,623
Commercial Mortgage Acceptance Corp.
   Series 1997-ML1 Cl.A2
   6.53%, 12/15/30 .............................        13,077       13,763,019
Host Marriot Pool Trust
   Series 1999-HMTA Cl.E
   8.07%, 8/03/15(b) ...........................         9,800       10,906,812
Merrill Lynch Mortgage Investors, Inc.
   Series 1995-C3 Cl.D
   7.75%, 12/26/25 .............................        20,016       21,624,486
                                                                ---------------
Total Commercial Mortgage Backed Securities
   (cost $62,273,845) ..........................                     64,849,940
                                                                ---------------
ASSET BACKED SECURITIES-2.6%
Adjustable Rate
Bayview Financial Acquisition Trust
   Series 2003-E Cl. A
   1.59%, 10/28/34 .............................        20,165       20,165,307
Winston Funding, Ltd.
   Series 2003-1 Cl.A2
   2.02%, 4/23/09(b) ...........................        15,000       15,037,500
                                                                ---------------
Total Asset Backed Securities
   (cost $35,165,307) ..........................                     35,202,807
                                                                ---------------
STRIPPED MORTGAGE BACKED SECURITIES-2.5%
Credit Suisse First Boston Mortgage
   Series 2001-CK3 Cl.AX
   zero coupon, 6/15/34(b) .....................        37,836        2,095,381
   Series 2004-R2 Cl.A1
   6.00%, 12/29/33(b) ..........................         6,083        6,019,311
Greenwich Capital Commercial Funding Corp.
   Series 2003-C1 Cl.XC
   zero coupon, 2/11/35(b) .....................       112,348        5,566,843
Morgan Stanley Capital I
   Series 2003-IQ4 Cl.X1
   zero coupon, 5/15/40(b) .....................       101,775        3,753,476


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                      AllianceBernstein Bond Fund U.S. Government Portfolio o 9

------------------------
Portfolio of Investments
------------------------


                                                      Principal
                                                       Amount
                                                        (000)      U.S. $ Value
-------------------------------------------------------------------------------

Mortgage Capital Funding, Inc.
   Series 1996-MC2 Cl.X
   zero coupon, 12/21/26 .......................      $ 73,066  $     3,516,675
Prudential Securities Secured Financing Corp.
   Series 1999-NRF1 Cl.AEC
   zero coupon, 10/15/18(b) ....................       320,045       12,132,898
SACO I, Inc.
   Series 1997-2 Cl.X
   1.59%, 8/25/36(b) ...........................        24,252          545,661
                                                                ---------------
Total Stripped Mortgage Backed Securities
   (cost $39,039,010) ..........................                     33,630,245
                                                                ---------------
SHORT-TERM INVESTMENTS-2.1%
U.S. Treasury Bill-0.3%
   zero coupon, 5/20/04 ........................         4,000        3,995,018
                                                                ---------------
Repurchase Agreement-1.8%
   1.0%, dated 03/31/04, due 04/01/04 in the
   amount of $25,417,706 (cost $25,417,000;
   collateralized by $25,740,000 Federal National
   Mortgage Association, 1.875%, due 02/15/05,
   value $25,930,347) ..........................        25,417       25,417,000
                                                                ---------------
Total Short-Term Investments
   (amortized cost $29,412,018) ................                     29,412,018
                                                                ---------------
Total Investments Before Security Lending
   Collateral-129.0%
   (cost $1,715,289,254) .......................                  1,755,672,721
                                                                ---------------
INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED+-33.6%
Short-Term Investments
Awbhar
   1.03% .......................................        50,000       49,969,959
Bank of America
   1.26%, 6/15/04 ..............................        25,295       27,452,924
Deutsche Bank
   1.209%, 10/25/04 ............................        20,000       20,000,000
Fed Open
   1.14% .......................................        25,000       25,000,000
Federal Home Loan Bank
   1.27%, 4/26/05 ..............................        12,500       12,500,000
Federal NationalMortgage Association
   1.33%, 2/23/05 ..............................        50,000       50,000,000
Freddie Mac
   1.107%, 9/09/05 .............................        25,000       25,000,000
Goldman Sachs
   1.05%, 4/13/04 ..............................        15,000       14,994,313


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10 o AllianceBernstein Bond Fund U.S. Government Portfolio

------------------------
Portfolio of Investments
------------------------


                                                      Principal
                                                       Amount
                                                        (000)      U.S. $ Value
-------------------------------------------------------------------------------

Gotham Finance
   1.061%, 4/12/04 .............................     $  15,000   $   14,988,958
Household Finance
   1.35%, 5/01/04 ..............................         5,779        6,047,993
KT00 Float Fed
   1.15%, 4/26/04 ..............................        10,000       10,040,972
LB Baden-Wuertenberg
   1.27%, 4/15/04 ..............................         5,000        5,332,956
Morgan Stanley
   1.10%, 6/08/04 ..............................        10,000       10,000,000
Sigma Finance
   1.12%, 1.219%, 6/16/04-12/03/04 .............       125,000      124,980,000
Wells Fargo
   1.204% ......................................        12,000       12,672,958
                                                                 --------------
                                                                    408,981,033
                                                                 --------------
                                                      Shares
                                                   ------------
UBS Private Money Market Fund, LLC
   1.00% .......................................    48,747,112       48,747,112
                                                                 --------------
Total Investment of Cash Collateral for
   Securities Loaned
   (cost $457,728,145) .........................                    457,728,145
                                                                ---------------
Total Investments-162.6%
   (cost $2,173,017,399) .......................                  2,213,400,866
Other assets less liabilities-(62.6%) ..........                  (851,805,498)
                                                                 --------------
Net Assets-100%.................................                $ 1,361,595,368
                                                                ---------------


FINANCIAL FUTURES CONTRACTS SOLD (see Note D)

                                                   Value at      Unrealized
            Number of   Expiration    Original      March 31,    Appreciation/
Type        Contracts      Month        Value         2004      (Depreciation)
-------------------------------------------------------------------------------
U.S.Treasury
Note 2 Yr
Future          400     June 2004   $86,004,289   $86,068,750     $ (64,461)

Interest Rate
Swap 10 Yr
Future          600     June 2004    68,209,560    67,987,500       222,060
                                                                  ---------
                                                                  $ 157,599
                                                                  ---------


REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker                               Interest Rate    Maturity       Amount
-------------------------------------------------------------------------------
Citigroup Global Markets                 1.05%        04/06/04    $214,230,496
Citigroup Global Markets                 0.85         04/06/04     157,676,446
                                                                  ------------
                                                                  $371,906,942
                                                                  ------------


-------------------------------------------------------------------------------
                     AllianceBernstein Bond Fund U.S. Government Portfolio o 11

------------------------
Portfolio of Investments
------------------------


* Represents entire or partial securities out on loan.

+ See Note E for securities lending information.

(a) Positions, or portions thereof, with an aggregate market value of $444,437,600 have been segregated to collateralize reverse repurchase agreements.

(b) Security exempt from Registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2004, the aggregate market value of these securities amounted to $60,936,048 representing 4.5% of net assets.

(c) Position with a market value of $3,995,018 has been segregated to collaterlize margin requirements for open futures contracts.

Glossary:

TBA - (To Be Assigned)-Securities are purchased on a forward commitment with an appropriate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.


See notes to financial statements.


-------------------------------------------------------------------------------
12 o AllianceBernstein Bond Fund U.S. Government Portfolio

---------------------------------
Statement of Assets & Liabilities
---------------------------------


STATEMENT OF ASSETS & LIABILITIES
March 31, 2004 (unaudited)


Assets
Investments in securities, at value
  (cost $2,173,017,399--including investment of
  cash collateral for securities
  loaned of $457,728,145)...............................     $ 2,213,400,866(a)
Cash....................................................             112,515
Receivable for investment securities sold...............          20,528,168
Interest receivable.....................................          13,179,565
Receivable for capital stock sold.......................              75,990
                                                             ---------------
Total assets............................................       2,247,297,104
                                                             ---------------
Liabilities
Payable for collateral received on securities loaned....         457,728,145
Payable for reverse repurchase agreement................         371,906,942
Payable for investment securities purchased.............          49,106,974
Payable for capital stock redeemed......................           1,976,764
Dividends payable.......................................           1,663,805
Advisory fee payable....................................           1,535,215
Distribution fee payable................................             546,756
Payable for variation margin on futures contracts.......             406,250
Accrued expenses........................................             830,885
                                                             ---------------
Total liabilities.......................................         885,701,736
                                                             ---------------
Net Assets..............................................     $ 1,361,595,368
                                                             ---------------
Composition of Net Assets
Capital stock, at par...................................     $       186,759
Additional paid-in capital..............................       1,503,140,001
Distributions in excess of net investment income........         (17,645,498)
Accumulated net realized loss on investment
   transactions ........................................        (164,625,126)
Net unrealized appreciation of investments..............          40,539,232
                                                             ---------------
                                                             $ 1,361,595,368
                                                             ---------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($702,315,315 / 96,366,838 shares of capital stock
   issued and outstanding)..............................             $  7.29
Sales charge--4.25% of public offering price............                 .32
                                                                     -------
Maximum offering price..................................             $  7.61
                                                                     -------
Class B Shares
Net asset value and offering price per share
   ($299,605,215 / 41,115,826 shares of capital stock
   issued and outstanding)..............................             $  7.29
                                                                     -------
Class C Shares
Net asset value and offering price per share
   ($126,629,119 / 17,353,766 shares of capital stock
   issued and outstanding)..............................             $  7.30
                                                                     -------
Class R Shares
Net asset value, redemption and offering price per share
   ($10,211 / 1,401 shares of capital stock
   issued and outstanding)..............................             $  7.29
                                                                     -------
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($233,035,508 / 31,921,626 shares of capital stock
   issued and outstanding)...............................            $  7.30
                                                                     -------


(a) Includes securities on loan with a value of $444,243,749 (see Note E).

See notes to financial statements.


-------------------------------------------------------------------------------
                     AllianceBernstein Bond Fund U.S. Government Portfolio o 13

-----------------------
Statement of Operations
-----------------------


STATEMENT OF OPERATIONS
Six Months Ended March 31, 2004 (unaudited)

Investment Income
Interest..................................                        $ 39,620,069

Expenses
Advisory fee..............................        3,721,144
Distribution fee--Class A.................        1,104,634
Distribution fee--Class B.................        1,702,106
Distribution fee--Class C.................          704,432
Distribution fee--Class R.................               21
Transfer agency...........................        1,694,889
Custodian.................................          187,125
Printing..................................          157,194
Audit and legal...........................           64,627
Administrative............................           58,000
Registration fees.........................           44,576
Directors' fees...........................            8,152
Miscellaneous.............................           18,582
                                            ---------------
Total expenses before interest expense....        9,465,482
Interest expense..........................        2,611,965
                                            ---------------
Total expenses............................       12,077,447
Less: expenses waived and reimbursed
   by the Adviser (see Note B)............         (292,024)
Less: expense offset arrangement
   (see Note B)...........................             (156)
                                             ---------------
Net expenses..............................                          11,785,267
                                                                ---------------
Net investment income.....................                          27,834,802
                                                                ---------------
Realized and Unrealized Gain (Loss) on
Investment Transactions

Net realized gain (loss) on:
   Investment transactions................                           1,750,949
   Written options .......................                           1,072,265
   Futures contracts......................                         (18,711,771)
Net change in unrealized appreciation/
   depreciation of:
   Investments............................                           8,033,294
   Written options .......................                           2,847,658
   Futures contracts......................                          10,347,137
                                                                ---------------
Net gain on investment transactions.......                           5,339,532
                                                                ---------------
Net Increase in Net Assets
   from Operations........................                      $   33,174,334
                                                                ---------------


See notes to financial statements.


-------------------------------------------------------------------------------
14 o AllianceBernstein Bond Fund U.S. Government Portfolio

----------------------------------
Statement of Changes in Net Assets
----------------------------------


STATEMENT OF CHANGES IN NET ASSETS


                               Six Months Ended July 1, 2003 to   Year Ended
                                 March 31, 2004  September 30,      June 30,
                                  (unaudited)        2003*            2003
                                --------------  --------------  --------------
Increase (Decrease) in
Net Assets from
Operations

Net investment income.........    $ 27,834,802    $ 13,351,669   $  61,910,773
Net realized gain (loss) on
   investment transactions....     (15,888,557)    (13,791,136)     39,787,086
Net change in unrealized
   appreciation/depreciation
   of investments.............      21,228,089     (36,137,621)     46,086,548
                                --------------  --------------  --------------
Net increase (decrease) in net
   assets from operations.....      33,174,334     (36,577,088)    147,784,407

Dividends to Shareholders from
Net investment income
   Class A....................     (17,130,039)     (9,719,429)    (41,821,063)
   Class B....................      (6,655,210)     (4,297,353)    (20,589,855)
   Class C....................      (2,752,912)     (1,766,382)     (9,059,572)
   Class R....................            (183)             -0-             -0-
   Advisor Class..............      (5,365,523)     (2,444,044)     (8,628,587)
Capital Stock Transactions
Net increase (decrease).......    (221,558,421)   (149,688,274)     72,866,684
                                --------------  --------------  --------------
Total increase (decrease).....    (220,287,954)   (204,492,570)    140,552,014
Net Assets
Beginning of period...........    1,581,883,322   1,786,375,892  1,645,823,878
                                --------------  --------------  --------------
End of period (including
   distributions in excess
   of net investment
   income of ($17,645,498),
   ($13,576,433) and
   ($12,613,658),
   respectively)..............  $1,361,595,368  $1,581,883,322  $1,786,375,892
                                --------------  --------------  --------------


* The Fund changed its fiscal year end from June 30 to September 30. See notes to financial statements.


-------------------------------------------------------------------------------
                     AllianceBernstein Bond Fund U.S. Government Portfolio o 15

-----------------------
Statement of Cash Flows
-----------------------


STATEMENT OF CASH FLOWS
Six Months Ended March 31, 2004 (unaudited)


Increase (Decrease) in Cash from
Operating Activities:

Interest and dividends received
   (includes accretion of discount
   and amortization of premium
   of $2,925,875)......................     $    43,137,033
Interest expense paid..................          (2,611,965)
Operating expenses paid................          (9,836,024)
                                            ---------------
Net increase in cash from
   operating activities................                        $    30,689,044

Investing Activities:
Purchases of long-term investments.....      (1,589,645,276)
Proceeds from disposition of
  long-term investments................       1,835,292,476
Proceeds from disposition of short-term
   investments, net....................          80,857,239
Decrease in collateral for securities
   loaned..............................        (107,005,093)
Variation margin paid on
   futures contracts...................         (10,231,884)
                                            ---------------
Net increase in cash from
   investing activities................                            209,267,462
Financing Activities*:
Cash dividends paid....................         (9,932,346)
Redemptions of capital stock, net......       (244,993,207)
Cash collateral received from
   securities lending..................                 --
Proceeds from reverse
   repurchase agreements...............         (5,708,750)
                                           ---------------
Net increase in cash from
   financing activities................                          (260,634,303)
                                                               ---------------
Net decrease in cash...................                            (20,677,797)
Cash at beginning of period............                             20,790,312
                                                               ---------------
Cash at end of period..................                        $       112,515
                                                               ---------------

-------------------------------------------------------------------------------

Reconciliation of Net Increase in Net
Assets from Operations to Net Increase
in Cash from Operating Activities:

Net increase in net assets from
   operations..........................                        $    33,174,334

Adjustments:
Decrease in interest and
   dividends receivable................   $        591,089
Accretion of bond discount and
   amortization of bond premium........          2,925,875
Decrease in accrued expenses...........           (662,722)
Net realized loss on investment
   transactions........................         15,888,557
Net change in unrealized
   appreciation/depreciation of
   investments.........................        (21,228,089)
                                           ---------------
Total adjustments......................                             (2,485,290)
                                                               ---------------
Net increase in cash from operating
   activities..........................                        $    30,689,044
                                                               ---------------


* Non-cash financing activities not included herein consist of reinvestment of dividends.

See notes to financial statements.


-------------------------------------------------------------------------------
16 o AllianceBernstein Bond Fund U.S. Government Portfolio

-----------------------------
Notes to Financial Statements
-----------------------------


NOTES TO FINANCIAL STATEMENTS
March 31, 2004 (unaudited)


NOTE A
Significant Accounting Policies

AllianceBernstein Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of three portfolios: the Corporate Bond Portfolio, the Quality Bond Portfolio and the U.S. Government Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the U.S. Government Portfolio. The U.S. Government Portfolio (the "Portfolio") offers Class A, Class B, Class C, Class R and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:


-------------------------------------------------------------------------------
                     AllianceBernstein Bond Fund U.S. Government Portfolio o 17

-----------------------------
Notes to Financial Statements
-----------------------------


Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for Federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio accretes discounts as adjustments to interest income. Additionally, the Portfolio amortizes premiums on debt securities for financial statement reporting purposes.


-------------------------------------------------------------------------------
18 o AllianceBernstein Bond Fund U.S. Government Portfolio

-----------------------------
Notes to Financial Statements
-----------------------------


4. Income and Expenses

All income earned and expenses incurred by the Portfolio are borne on a pro rata basis by each settled class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except that the Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Class R and Advisor Class shares. Advisor Class shares have no distribution fees.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

6. Repurchase Agreements

It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

7. Change of Fiscal Year End

The Portfolio changed its fiscal year end from June 30 to September 30. Accordingly, the statement of changes in net assets and financial highlights include the period from July 1, 2003 to September 30, 2003.


NOTE B
Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays the Adviser an advisory fee at a quarterly rate of .15 of 1% (approximately .60 of 1% on an annual basis) of the first $500 million of the Portfolio's net assets and .125 of 1% (approximately .50 of 1% on an annual basis) of its net assets over $500 million, valued on the last business day of the previous quarter.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion, and .35% in excess of $5 billion, of the Portfolio's net assets valued on the last business day of the previous quarter. Through March 31, 2004, such waiver amounted to $292,024. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.


-------------------------------------------------------------------------------
                     AllianceBernstein Bond Fund U.S. Government Portfolio o 19

-----------------------------
Notes to Financial Statements
-----------------------------


Pursuant to the advisory agreement, the Portfolio paid $58,000 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended March 31, 2004.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $1,095,327 for the six months ended March 31, 2004.

For the period ended March 31, 2004, the Portfolio's expenses were reduced by $156 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolio's shares. The Distributor has advised the Portfolio that it has retained front-end sales charges of $6,400 from the sales of Class A shares and received $7,786, $423,209 and $8,860 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended March 31, 2004.


NOTE C
Distribution Services Agreement

The Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Portfolio's average daily net assets attributable to Class A shares, .50% of 1% of the Portfolio's average daily net assets attributable to Class R shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Portfolio that it has incurred expenses in excess of the distribution costs reimbursed by the Portfolio in the amount of $4,878,411, and $5,968,726 for Class B and Class C shares, respectively; such costs may be recovered from the Portfolio in future periods as long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.


-------------------------------------------------------------------------------
20 o AllianceBernstein Bond Fund U.S. Government Portfolio

-----------------------------
Notes to Financial Statements
-----------------------------


NOTE D
Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended March 31, 2004, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding
   U.S. government securities).........  $    30,003,484   $   123,119,658
U.S. government securities.............    1,282,041,636     1,311,154,617

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding the written option and futures) are as follows:

Gross unrealized appreciation...........................    $   51,761,311
Gross unrealized depreciation...........................       (11,377,844)
                                                            ---------------
Net unrealized appreciation.............................    $   40,383,467
                                                            ---------------


1. Financial Futures Contracts

The Portfolio may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse effects of anticipated movements in the market. The Portfolio bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Portfolio enters into a futures contract, the Portfolio deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Swap Agreements

The Portfolio may enter into interest rate swaps to protect itself from interest rate fluctuations on the underlying debt instruments. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.


-------------------------------------------------------------------------------
                     AllianceBernstein Bond Fund U.S. Government Portfolio o 21

-----------------------------
Notes to Financial Statements
-----------------------------


Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Portfolio records a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations in the value of swap contracts are recorded for financial statement purposes as a component of net change in unrealized appreciation/depreciation of investments. Realized gains and losses from terminated swaps are included in net realized gains or losses on investment transactions.

3. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Portfolio. In writing an option, the


-------------------------------------------------------------------------------
22 o AllianceBernstein Bond Fund U.S. Government Portfolio

-----------------------------
Notes to Financial Statements
-----------------------------


Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security at a price different from the current market value.

Transactions in options written for the period ended March 31, 2004 were as follows:

                                             Number of        Premiums
                                             Contracts        Received
                                         ---------------   ---------------
Options outstanding at beginning of
    the period..........................            2,250   $     1,072,265
Options written........................               -0-               -0-
Options Expired........................           (2,250)       (1,072,265)
Options terminated in closing purchase
   transactions........................               -0-               -0-
Options exercised......................               -0-               -0-
                                         ---------------   ---------------
Options outstanding at
   March 31, 2004......................               -0- $             -0-
                                         ---------------   ---------------

4. Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

For the six months ended March 31, 2004, the average amount of reverse repurchase agreements outstanding was $520,124,432 and the daily weighted average annualized interest rate was 0.98%.


NOTE E
Securities Lending

The Portfolio has entered into a securities lending agreement with AG Edwards & Sons, Inc. (the"Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in accordance with the investment restrictions of the Portfolio in one or more of the following investments: U.S. government or U.S. government agency


-------------------------------------------------------------------------------
                     AllianceBernstein Bond Fund U.S. Government Portfolio o 23

-----------------------------
Notes to Financial Statements
-----------------------------


obligations, bank obligations, corporate debt obligations, asset-backed securities, investment funds, structured products, repurchase agreements and an eligible money market fund. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of March 31, 2004, the Portfolio had loaned securities with a value of $444,243,749 and received cash collateral which was invested in short-term securities valued at $457,728,145 as included in the accompanying portfolio of investments. For the six months ended March 31, 2004, the Portfolio earned fee income of $790,367 which is included in the accompanying statement of operations.


NOTE F
Capital Stock

There are 15,000,000,000 shares of $.001 par value capital stock authorized, divided into five classes, designated Class A, Class B, Class C, Class R and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                                                   Shares
                               ------------------------------------------------

                                   Six Months
                                        Ended   July 1, 2003 to     Year Ended
                               March 31, 2004     September 30,       June 30,
                                  (unaudited)           2003(a)           2003
                               ------------------------------------------------
Class A
Shares sold                         2,352,620        7,081,876      99,871,241
                               ------------------------------------------------
Shares issued in reinvestment
   of dividends                     1,485,320          842,226       3,397,687
                               ------------------------------------------------
Shares converted from Class B       1,281,931          623,756       2,638,670
                               ------------------------------------------------
Shares redeemed                   (20,411,894)     (15,589,912)   (107,352,732)
                               ------------------------------------------------
Net decrease                      (15,292,023)      (7,042,054)     (1,445,134)
                               ------------------------------------------------
Class B
Shares sold                         1,260,310        1,785,384      41,363,192
                               ------------------------------------------------
Shares issued in reinvestment
   of dividends                       605,807          384,985       1,747,439
                               ------------------------------------------------
Shares converted to Class A        (1,281,931)        (623,756)     (2,666,482)
                               ------------------------------------------------
Shares redeemed                   (14,393,407)     (12,799,293)    (29,791,395)
                               ------------------------------------------------
Net increase (decrease)           (13,809,221)     (11,252,680)     10,652,754
                               ------------------------------------------------
Class C
Shares sold                           600,519          743,732      17,523,866
                               ------------------------------------------------
Shares issued in reinvestment
   of dividends                       238,947          147,804         741,897
                               ------------------------------------------------
Shares redeemed                    (6,490,355)      (5,091,572)    (19,058,320)
                               ------------------------------------------------
Net decrease                       (5,650,889)      (4,200,036)       (792,557)
                               ------------------------------------------------


(a) The Fund changed its fiscal year end from June 30 to September 30.


-------------------------------------------------------------------------------
24 o AllianceBernstein Bond Fund U.S. Government Portfolio

-----------------------------
Notes to Financial Statements
-----------------------------


                                                   Shares
                               ------------------------------------------------
                                   Six Months
                                        Ended   July 1, 2003 to     Year Ended
                               March 31, 2004     September 30,       June 30,
                                  (unaudited)           2003(a)           2003
                               ------------------------------------------------
Advisor Class
Shares sold                         3,488,128        1,553,934       5,728,180
                               ------------------------------------------------
Shares issued in reinvestment
   of dividends                       734,950          332,740       1,166,739
                               ------------------------------------------------
Shares redeemed                      (341,059)        (186,666)     (5,229,251)
                               ------------------------------------------------
Net increase                        3,882,019        1,700,008       1,665,668
                               ------------------------------------------------


                                 November 13,
                                   2004(b) to
                                    March 31,
                                         2004
                                  (unaudited)
                               ------------------------------------------------
Class R
Shares sold                             1,401
                               ------------------------------------------------
Net increase                            1,401
                               ------------------------------------------------


(a) The Fund changed its fiscal year end from June 30 to September 30.

(b) Commencement of distribution.


                                                     Amount
                               ------------------------------------------------

                                   Six Months
                                        Ended   July 1, 2003 to     Year Ended
                               March 31, 2004     September 30,       June 30,
                                  (unaudited)           2003(a)           2003
                               ------------------------------------------------
Class A
Shares sold                      $ 17,100,033     $ 51,268,823   $ 738,562,949
                               ------------------------------------------------
Shares issued in reinvestment
   of dividends                    10,706,041        6,086,303      25,217,655
                               ------------------------------------------------
Shares converted from Class B       9,093,661        4,387,602      19,834,712
                               ------------------------------------------------
Shares redeemed                  (146,611,301)    (112,373,614)   (794,926,312)
                               ------------------------------------------------
Net decrease                     $(109,711,566)   $(50,630,886)  $ (11,310,996)
                               ------------------------------------------------
Class B
Shares sold                      $  9,079,175     $ 12,927,847   $ 305,612,817
                               ------------------------------------------------
Shares issued in reinvestment
   of dividends                     4,364,846        2,781,869      12,971,394
                               ------------------------------------------------
Shares converted to Class A        (9,093,661)      (4,387,602)    (19,834,712)
                               ------------------------------------------------
Shares redeemed                  (103,596,857)     (92,309,168)   (221,190,959)
                               ------------------------------------------------
Net increase (decrease)          $(99,246,497)    $(80,987,054)  $  77,558,540
                               ------------------------------------------------


(a) The Fund changed its fiscal year end from June 30 to September 30.


-------------------------------------------------------------------------------
                     AllianceBernstein Bond Fund U.S. Government Portfolio o 25

-----------------------------
Notes to Financial Statements
-----------------------------


                                                     Amount
                               ------------------------------------------------
                                   Six Months
                                        Ended   July 1, 2003 to     Year Ended
                               March 31, 2004     September 30,       June 30,
                                  (unaudited)           2003(a)           2003
                               ------------------------------------------------
Class C
Shares sold                      $  4,340,133     $  5,399,978   $ 129,704,727
                               ------------------------------------------------
Shares issued in reinvestment
   of dividends                     1,724,084        1,069,553       5,512,251
                               ------------------------------------------------
Shares redeemed                   (46,678,016)     (36,840,779)   (141,500,884)
                               ------------------------------------------------
Net decrease                     $(40,613,799)    $(30,371,248)  $  (6,283,906)
                               ------------------------------------------------
Advisor Class
Shares sold                      $ 25,157,034     $ 11,241,378   $  42,725,185
                               ------------------------------------------------
Shares issued in reinvestment
   of dividends                     5,307,730        2,407,372       8,673,997
                               ------------------------------------------------
Shares redeemed                    (2,461,323)      (1,347,836)    (38,496,136)
                               ------------------------------------------------
Net increase                     $ 28,003,441     $ 12,300,914   $  12,903,046
                               ------------------------------------------------

                                 November 13,
                                   2003(b) to
                                    March 31,
                                         2004
                                  (unaudited)
                               ------------------------------------------------
Class R
Shares sold                      $     10,000
                               ------------------------------------------------
Net Increase                           10,000
                               ------------------------------------------------


(a) The Fund changed its fiscal year end from June 30 to September 30.

(b) Commencement of distribution.


NOTE G
Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") to provide short-term financing if necessary, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended March 31, 2004.


-------------------------------------------------------------------------------
26 o AllianceBernstein Bond Fund U.S. Government Portfolio

-----------------------------
Notes to Financial Statements
-----------------------------


NOTE H
Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the period ended September 30, 2003, and the fiscal years ended June 30, 2003 and June 30, 2002 were as follows:

                      July 1, 2003 to      Year Ended        Year Ended
                       September 30,        June 30,          June 30,
                            2003*             2003              2002
                       ---------------   --------------   ---------------
Distributions paid
  from:
  Ordinary income..   $    18,227,208   $   80,099,077   $    82,835,463
                       ---------------   --------------   ---------------
Total taxable
  distributions....        18,227,208       80,099,077        82,835,463
  Tax return of
    capital........                -0-              -0-        5,174,446
                       ---------------   --------------   ---------------
Total distributions
  paid.............   $    18,227,208   $   80,099,077   $    88,009,909(a)
                       ---------------   --------------   ---------------


*   The Portfolio changed its fiscal year end from June 30 to September 30.

(a) Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.


As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:


Accumulated capital and other losses...................   $  (158,051,293)(b)
Unrealized appreciation/(depreciation).................        16,844,419(c)
                                                          -------------------
Total accumulated earnings/(deficit)...................   $  (141,206,874)
                                                          -------------------


(b) On September 30, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $153,542,290 (of which $5,207,458 and $21,956,032 were attributable to the purchase of net assets of Alliance Limited Maturity Government Income Fund, Inc. and Alliance Mortgage Securities Income Fund, Inc., respectively, by the Fund in December of
2000), of which $51,829,521 expires in the year 2004, $6,928,773 expires in the year 2005, $16,083,708 expires in the year 2006, $48,732,137 expires in the year 2007, $6,470,420 expires in the year 2008 and $23,497,731 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2003, $64,973,014 of capital loss carryforward expired. Based on certain provision in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Portfolio's merger with Alliance Limited Maturity Government, Inc. may apply. For the year ended September 30, 2003 the Fund deferred losses on straddles of $4,509,003.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium.


-------------------------------------------------------------------------------
                     AllianceBernstein Bond Fund U.S. Government Portfolio o 27

-----------------------------
Notes to Financial Statements
-----------------------------


NOTE I
Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.


-------------------------------------------------------------------------------
28 o AllianceBernstein Bond Fund U.S. Government Portfolio

-----------------------------
Notes to Financial Statements
-----------------------------

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


-------------------------------------------------------------------------------
                     AllianceBernstein Bond Fund U.S. Government Portfolio o 29

--------------------
Financial Highlights
--------------------


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                  Class A
                                       ----------------------------------------------------------------------------------------
                                          Six Months
                                               Ended      July 1,
                                           March 31,      2003 to                         Year Ended June 30,
                                                2004    Sept. 30,      --------------------------------------------------------
                                         (unaudited)      2003(a)      2003         2002(b)      2001         2000         1999
                                       ----------------------------------------------------------------------------------------
Net asset value,
  beginning of period                        $7.27        $7.49        $7.21        $7.14        $6.99        $7.19       $7.57
                                       ----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(c)                       .15(d)       .06          .27          .37          .47          .50         .52
Net realized and
  unrealized gain (loss)
  on investment
  transactions                                 .04         (.20)         .35          .13          .17         (.20)       (.37)
                                       ----------------------------------------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations                                   .19         (.14)         .62          .50          .64          .30         .15
                                       ----------------------------------------------------------------------------------------
Less: Dividends and
Distributions
Dividends from net
  investment income                           (.17)        (.08)        (.34)        (.37)        (.47)        (.49)       (.52)
Distributions in excess of
  net investment
  income                                        -0-          -0-          -0-        (.03)        (.01)          -0-       (.01)
Tax return of capital                           -0-          -0-          -0-        (.03)        (.01)        (.01)         -0-
                                       ----------------------------------------------------------------------------------------
Total dividends and
  distributions                               (.17)        (.08)        (.34)        (.43)        (.49)        (.50)       (.53)
                                       ----------------------------------------------------------------------------------------
Net asset value, end of
  period                                     $7.29        $7.27        $7.49        $7.21        $7.14        $6.99       $7.19
                                       ----------------------------------------------------------------------------------------
Total Return
Total investment return
  based on net asset
  value(e)                                    2.62%       (1.80)%       8.82%        7.11%        9.30%        4.41%       1.83%
Ratios/Supplemental
Data
Net assets, end of period
  (000's omitted)                         $702,315     $811,376     $889,115     $865,739     $884,574     $430,895    $426,167
Ratio to average net
  assets of:
  Expenses, before
    waivers/
    reimbursements                            1.49%(f)     1.18%(f)     1.10%        1.23%        2.11%        2.14%       1.17%
  Expenses, net of
    waivers/
    reimbursements,
    excluding interest
    expense                                   1.09%(f)     1.11%(f)     1.09%        1.09%        1.13%        1.12%       1.06%
  Expenses, before
    waivers/
    reimbursements,
    excluding interest
    expense                                   1.13%(f)     1.11%(f)     1.09%        1.09%        1.13%        1.12%       1.06%
  Net investment
    income                                    4.06%(d)(f)  3.43%(f)     3.64%        5.15%        6.57%        7.13%       6.86%
Portfolio turnover rate                         68%         241%         976%       1,009%         712%         398%        320%



See footnote summary on page 35.


-------------------------------------------------------------------------------
30 o AllianceBernstein Bond Fund U.S. Government Portfolio

--------------------
Financial Highlights
--------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                                    Class B
                                      ------------------------------------------------------------------------------------------
                                        Six Months
                                             Ended         July 1,
                                         March 31,         2003 to                         Year Ended June 30,
                                              2004       Sept. 30,    ----------------------------------------------------------
                                       (unaudited)         2003(a)      2003        2002(b)       2001         2000         1999
                                      ------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                        $7.27        $7.49        $7.21        $7.14        $7.00        $7.20        $7.57
                                       ----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(c)                       .12(d)       .05          .22          .32          .42          .44          .46
Net realized and
  unrealized gain (loss)
  on investment
  transactions                                 .04         (.20)         .35          .13          .16         (.19)        (.36)
                                       ----------------------------------------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations                                   .16         (.15)         .57          .45          .58          .25          .10
                                       ----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income                           (.14)        (.07)        (.29)        (.32)        (.42)        (.44)        (.46)
Distributions in excess of
  net investment
  income                                        -0-          -0-          -0-        (.03)        (.01)          -0-        (.01)
Tax return of capital                           -0-          -0-          -0-        (.03)        (.01)        (.01)          -0-
                                       ----------------------------------------------------------------------------------------
Total dividends and
  distributions                               (.14)        (.07)        (.29)        (.38)        (.44)        (.45)        (.47)
                                       ----------------------------------------------------------------------------------------
Net asset value, end of
  period                                     $7.29        $7.27        $7.49        $7.21        $7.14        $7.00        $7.20
                                       ----------------------------------------------------------------------------------------
Total Return
Total investment return
  based on net asset
  value(e)                                    2.25%       (1.98)%       8.07%        6.36%        8.39%        3.64%        1.22%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted)                         $299,605     $399,040     $495,606     $400,221     $276,308     $200,283     $338,310
Ratio to average net
  assets of:
  Expenses, before
    waivers/
    reimbursements                            2.21%(f)     1.90%(f)     1.82%        1.93%        2.90%        2.80%        1.87%
  Expenses, net of
    waivers/
    reimbursements,
    excluding interest
    expense                                   1.81%(f)     1.83%(f)     1.81%        1.80%        1.83%        1.83%        1.79%
  Expenses, before
    waivers/
    reimbursements,
    excluding interest
    expense                                   1.85%(f)     1.83%(f)     1.81%        1.80%        1.83%        1.83%        1.79%
  Net investment
    income                                    3.41%(d)(f)  2.75%(f)     2.95%        4.41%        5.95%        6.28%        6.13%
Portfolio turnover rate                         68%         241%         976%       1,009%         712%         398%         320%



See footnote summary on page 35.


-------------------------------------------------------------------------------
                     AllianceBernstein Bond Fund U.S. Government Portfolio o 31


--------------------
Financial Highlights
--------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                                   Class C
                                       -----------------------------------------------------------------------------------------
                                        Six Months
                                             Ended        July 1,
                                         March 31,        2003 to                       Year Ended June 30,
                                              2004      Sept. 30,      ---------------------------------------------------------
                                       (unaudited)        2003(a)      2003         2002(b)      2001         2000         1999
                                       -----------------------------------------------------------------------------------------
Net asset value,
  beginning of period                        $7.28        $7.50        $7.22        $7.15        $7.00        $7.20        $7.57
                                       ----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(c)                       .12(d)       .05          .22          .32          .43          .45          .46
Net realized and
  unrealized gain (loss)
  on investment
  transactions                                 .04         (.20)         .35          .13          .16         (.20)        (.36)
                                       ----------------------------------------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations                                   .16         (.15)         .57          .45          .59          .25          .10
                                       ----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income                           (.14)        (.07)        (.29)        (.32)        (.43)        (.44)        (.46)
Distributions in excess of
  net investment
  income                                        -0-          -0-          -0-        (.03)        (.01)          -0-        (.01)
Tax return of capital                           -0-          -0-          -0-        (.03)          -0-        (.01)          -0-
                                       ----------------------------------------------------------------------------------------
Total dividends and
  distributions                               (.14)        (.07)        (.29)        (.38)        (.44)        (.45)        (.47)
                                       ----------------------------------------------------------------------------------------
Net asset value, end of
  period                                     $7.30        $7.28        $7.50        $7.22        $7.15        $7.00        $7.20
                                       ----------------------------------------------------------------------------------------
Total Return
Total investment return
  based on net asset
  value(d)                                    2.25%       (1.98)%       8.06%        6.35%        8.54%        3.64%        1.22%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted)                         $126,629     $167,359     $204,006     $202,030     $169,213     $112,808     $144,145
Ratio to average net
  assets of:
  Expenses, before
    waivers/
    reimbursements                            2.20%(f)     1.89%(f)     1.81%        1.93%        2.89%        2.82%        1.87%
  Expenses, net of
    waivers/
    reimbursements,
    excluding interest
    expense                                   1.80%(f)     1.83%(f)     1.80%        1.79%        1.83%        1.83%        1.78%
  Expenses, before
    waivers/
    reimbursements,
    excluding interest
    expense                                   1.84%(f)     1.83%(f)     1.80%        1.79%        1.83%        1.83%        1.78%
  Net investment
    income                                    3.41%(d)(f)  2.76%(f)     2.96%        4.42%        5.94%        6.35%        6.13%
Portfolio turnover rate                         68%         241%         976%       1,009%         712%         398%         320%


See footnote summary on page 35.


-------------------------------------------------------------------------------
32 o AllianceBernstein Bond Fund U.S. Government Portfolio

--------------------
Financial Highlights
--------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout The Period


                                            Class R
                                          ------------
                                          November 3,
                                           2003(g) to
                                            March 31,
                                                 2004
                                          (unaudited)
                                          ------------
Net asset value, beginning of period           $7.14
                                          ------------
Income From Investment Operations
Net investment income(c)(d)                      .12
Net realized and unrealized gain
  (loss) on investment transactions              .16
                                          ------------
Net increase (decrease) in net asset
  value from operations                          .28
                                          ------------
Less: Dividends and Distributions
Dividends from net investment income            (.13)
Distributions in excess of net investment
  income                                          -0-
Tax return of capital                             -0-
                                          ------------
Total dividends and distributions               (.13)
                                          ------------
Net asset value, end of period                 $7.29
                                          ------------
Total Return
Total investment return based on net
  asset value(e)                                3.96%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)        $10
Ratio to average net assets of:
  Expenses, before waivers/reimbursements(f)    1.67%
  Expenses, net of waivers/reimbursements,
    excluding interest expense(f)               1.23%
  Expenses, before waivers/reimbursements,
    excluding interest expense(f)               1.28%
  Net investment income(d)(f)                   3.96%
Portfolio turnover rate                           68%


See footnote summary on page 35.


-------------------------------------------------------------------------------
                     AllianceBernstein Bond Fund U.S. Government Portfolio o 33

--------------------
Financial Highlights
--------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                    Advisor Class
                                         -----------------------------------------------------------------
                                             Six Months
                                                  Ended     July 1,           Year Ended        October 6,
                                              March 31,     2003 to            June 30,         2000(g) to
                                                   2004   Sept. 30,     -----------------------   June 30,
                                            (unaudited)     2003(a)       2003       2002(b)          2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $7.28        $7.50        $7.21        $7.14        $7.05
                                         -----------------------------------------------------------------
Income From Investment
  Operations
Net investment income(c)                         .16(d)       .07          .29          .39          .34
Net realized and unrealized
  gain (loss) on
  investment transactions                        .04         (.20)         .37          .13          .12
                                         -----------------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations                                .20         (.13)         .66          .52          .46
                                         -----------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.18)        (.09)        (.37)        (.39)        (.34)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.03)        (.02)
Tax return of capital                             -0-          -0-          -0-        (.03)        (.01)
                                         -----------------------------------------------------------------
Total dividends and
  distributions                                 (.18)        (.09)        (.37)        (.45)        (.37)
                                         -----------------------------------------------------------------
Net asset value,
  end of period                                $7.30        $7.28        $7.50        $7.21        $7.14
                                         -----------------------------------------------------------------
Total Return
Total investment return
  based on
  net asset value(e)                            2.78%       (1.72)%       9.29%        7.41%        6.65%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                           $233,036     $204,108     $197,649     $177,834      $27,154
Ratio to average net assets of:
  Expenses, before waivers/
    reimbursements                              1.19%(f)      .89%(f)      .81%         .89%        1.38%(f)
  Expenses, net of waivers/
    reimbursements, excluding
    interest expense                             .78%(f)      .81%(f)      .80%         .81%         .81%(f)
  Expenses, before waivers/
    reimbursements, excluding
    interest expense                             .82%(f)      .81%(f)      .80%         .81%         .81%(f)
  Net investment income                         4.34%(d)(f)  3.72%(f)     3.96%        5.41%        6.74%(f)
Portfolio turnover rate                           68%         241%         976%       1,009%         712%



See footnote summary on page 35.


-------------------------------------------------------------------------------
34 o AllianceBernstein Bond Fund U.S. Government Portfolio

--------------------
Financial Highlights
--------------------


(a) The Portfolio changed its fiscal year end from June 30 to September 30.

(b) As required, effective July 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended June 30, 2002 was to decrease net investment income per share by $.03, increase net realized and unrealized gain on investment transactions per share by $.03, and decrease the ratio of net investment income to average net assets from 5.56% to 5.15% for Class A, from 4.82% to 4.41% for Class B, from 4.83% to 4.42% for Class C and from 5.81% to 5.41% for Advisor Class. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

(c) Based on average shares outstanding.

(d) Net of expenses waived and reimbursed by the Advisor.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total investment return calculated for a period of less than one year is not annualized.

(f) Annualized.

(g) Commencement of distribution.


-------------------------------------------------------------------------------
                     AllianceBernstein Bond Fund U.S. Government Portfolio o 35


BOARD OF DIRECTORS


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Paul J. DeNoon, Vice President
Jeffrey S. Phlegar, Vice President
Kewjin Yuoh(2), Vice President
Mark R.Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1) Member of the Audit Committee.

(2) Mr. Yuoh is the person primarily responsible for the day-to-day management of the Portfolio's investment portfolio.


-------------------------------------------------------------------------------
36 o AllianceBernstein Bond Fund U.S. Government Portfolio

---------------------------------
AllianceBernstein Family of Funds
---------------------------------


ALLIANCEBERNSTEIN FAMILY OF FUNDS



Wealth Strategies Funds
---------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

Blended Style Funds
---------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

Growth Funds
---------------------------------
Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Research Growth Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Value Funds
---------------------------------
Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

Taxable Bond Funds
---------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

Municipal Bond Funds
---------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Intermediate Municipal Bond Funds
---------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

Closed-End Funds
---------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

* Formerly Growth Investors Fund.

** Formerly Conservative Investors Fund.

+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


-------------------------------------------------------------------------------
                     AllianceBernstein Bond Fund U.S. Government Portfolio o 37


ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672



(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

USGSR0304


ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

    Exhibit No.      DESCRIPTION OF EXHIBIT
    -----------      ----------------------
    11 (b) (1)       Certification of Principal Executive Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

    11 (b) (2)       Certification of Principal Financial Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

    11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 7, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 7, 2004